PENSIONS (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of defined benefit plans [abstract]
Schedule of net liability recognized in the statement of financial position relating to defined benefit pension plans and movements in defined benefit obligation
The net liabilities and net assets recognized in the statement of financial position relating to defined benefit pension plans were as follows:

In millions	December 31, 2024	December 31, 2023
Present value of funded obligations	$171.0	$181.2
Fair value of plan assets	(153.2)	(157.3)
Effect of asset ceiling	0.5	—
Net defined benefit obligations	18.3	23.9
Thereof: Net liabilities of underfunded plans	30.0	23.9
Thereof: Net assets of overfunded plans	(11.7)	—
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2024 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2024	$181.2	$(157.3)	$23.9
Current service cost	3.1	—	3.1
Past service cost and (gain) on settlements	(0.5)	—	(0.5)
Administration cost paid from plan assets	(0.3)	0.4	0.1
Interest expense/(income)	7.7	(7.2)	0.5
Cost recognized in the consolidated statement of income and loss	$10.1	$(6.8)	$3.3

Remeasurements:
Return on plan assets, excluding amounts included in
interest expense/(income)	—	3.6	3.6
(Gain) from change in demographic assumptions	(0.3)	—	(0.3)
(Gain) from change in financial assumptions	(6.8)	—	(6.8)
Experience losses	1.1	—	1.1
Change in the effect of the asset ceiling	—	0.5	0.5
Remeasurements effects recognized in OCI	$(6.0)	$4.1	$(1.9)

Contributions:
Employers	(0.1)	(2.4)	(2.4)
Employees	0.4	(0.4)	—
Benefits paid from plan assets	(10.0)	8.3	(1.7)

Exchange rate differences	(4.5)	1.7	(2.8)
At December 31, 2024	$171.0	$(152.7)	$18.3
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2023 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2023	$168.4	$(136.6)	$31.8
Current service cost	3.0	—	3.0
Past service cost and gains and losses on settlements	(0.2)	—	(0.2)
Administration cost paid from plan assets	(0.3)	0.3	—
Interest expense/(income)	7.8	(6.9)	0.9
Cost recognized in the consolidated statement of income and loss	$10.3	$(6.6)	$3.6

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)	—	(11.3)	(11.3)
(Gain) from change in demographic assumptions	(0.2)	—	(0.2)
Loss from change in financial assumptions	5.1	—	5.1
Experience (gains)/losses	3.9	(1.1)	2.8
Remeasurements effects recognized in OCI	$8.8	$(12.4)	$(3.6)

Contributions:
Employers	(0.3)	(6.1)	(6.4)
Employees	0.4	(0.4)	—
Benefits paid from plan assets	(10.0)	7.5	(2.5)

Other changes	2.0	(0.8)	1.2

Exchange rate differences	1.7	(1.9)	(0.2)
At December 31, 2023	$181.2	$(157.3)	$23.9
The movements in the net defined benefit pension liabilities/(assets) for the year ended December 31, 2022 were as follows:

In millions	Present value of defined benefit obligation	Fair value of plan assets	Net defined benefit liability/(asset)
At January 1, 2022	$231.1	$(179.1)	$51.9
Current service cost	3.1	—	3.1
Past service cost and gains and losses on settlements	(0.4)	—	(0.4)
Administration cost paid from plan assets	(0.4)	0.4	—
Interest expense/(income)	4.8	(4.4)	0.4
Cost recognized in the consolidated statement of income and loss	$7.0	$(3.9)	$3.1

Remeasurements:
Return on plan assets, excluding amounts included in
interest expenses/(income)	—	39.9	39.9
(Gain)/loss from change in demographic assumptions	—	—	—
(Gain) from change in financial assumptions	(49.8)	—	(49.8)
Experience (gains)/losses	(1.3)	—	(1.3)
Remeasurements effects recognized in OCI	$(51.0)	$39.9	$(11.1)

Contributions:
Employers	0.1	(7.6)	(7.5)
Employees	0.3	(0.3)	—
Benefits paid from plan assets	(10.3)	8.9	(1.4)

Other changes	(2.2)	2.1	(0.1)

Exchange rate differences	(6.6)	3.4	(3.2)
At December 31, 2022	$168.4	$(136.6)	$31.8

Schedule of principal actuarial assumptions and sensitivity analysis

	December 31, 2024
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.55	5.30	3.30	0.90	3.43	1.70
Inflation	2.25	2.70 / 3.30	3.30	1.00	3.25	0.00
Future salary increases	2.50	2.70	3.20	1.00	3.25	2.00
Future pension increases	0.00	2.20	2.00	0.00	0.00	0.00

	December 31, 2023
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	5.35	4.40	3.15	1.50	4.05	1.30
Inflation	2.50	2.60 / 3.20	3.15	1.00	4.36	0.00
Future salary increases	2.50	2.60	3.00	1.00	4.36	2.00
Future pension increases	0.00	2.20	2.10	0.00	0.00	0.00

	December 31, 2022
%	USA	UK	France	Switzerland	Austria	Japan
Discount rate	2.65 / 5.35	4.80	3.70	2.00	3.30	1.30
Inflation	2.25	2.30 / 3.00	3.70	1.00	n/a	0.00
Future salary increases	2.50	2.30	3.00	1.00	5.00	1.70
Future pension increases	0.00	2.00	2.20	0.00	n/a	0.00

		Impact on defined benefit obligation
In millions	Change in assumption	2024	2023	2022
Discount rate	0.25% decrease	$4.4	$4.8	$4.5
Inflation rate	0.25% increase	0.8	1.1	1.1
Mortality rate	1 year increase in life expectancy	3.8	4.0	3.6

Schedule of major categories of plan assets
The major categories of plan assets are listed below:

In millions	December 31, 2024	December 31, 2023
Corporate bonds	$66.0	$69.7
US equities	30.0	26.6
Government bonds	29.8	30.9
Other equities	22.3	22.4
Other including cash	5.1	7.7
Total	$153.2	$157.3